Ordinary shares	12 Months Ended
Dec. 31, 2017
Ordinary shares
Ordinary shares
16.	Ordinary shares

On December 31, 2013, all the shareholders of the Company adopted a resolution and all the directors of the Company also approved to implement a dual class voting structure (the “Dual Class Structure”). The Dual Class Structure was implemented immediately upon the completion of the IPO of the Company on May 16, 2014. Holders of ordinary shares have the right to receive notice of, attend, speak and vote at general meetings of the Company, and shall, at all times, vote together as one class on all matters submitted to a vote for Members’ consent. Each Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to ten (10) votes on all matters subject to the vote at general meetings of the Company. All of the Company’s shares held, directly or indirectly, by Mr. Leo Ou Chen and Mr. Yusen Dai, and their respective affiliates (including shares held by Super ROI Global Holding Limited, Pinnacle High-Tech Limited, or any other company, trust, nominee or agent, if any) was immediately and automatically converted and re-designated into Class B ordinary shares on a one to one basis. Except for the Company’s shares held, directly or indirectly, by Mr. Leo Ou Chen and Mr. Yusen Dai, and their respective affiliates, all of other outstanding ordinary shares prior to IPO were designated as Class A Ordinary Shares and all of outstanding preference shares were automatically converted into Class A Ordinary Shares on a one-for-one basis immediately upon the completion of the IPO. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

The Company believes that the incremental value for the super voting right is minimal as there was no change in control.

Upon completion of the Company's IPO on May 16, 2014, the Company's shares were divided into Class A ordinary shares and Class B ordinary shares, at par value of US$0.00025. As of December 31, 2017, 840,000,000 Class A ordinary shares, 60,000,000 Class B ordinary shares and 100,000,000 discretionary shares had been authorized, of which 92,992,483 Class A ordinary shares and 56,892,198 Class B ordinary shares were outstanding.

On December 15, 2014, the Company announced that its board of directors has authorized a share repurchase program under which the Company may repurchase up to RMB612,000 of its shares over the next 12 months. In 2015, the Company repurchased 10,000 ordinary shares on the open market with a total consideration of RMB890. In 2016, the Company cancelled all 10,000 ordinary shares repurchased in 2015.

During the year ended December 31, 2017, 1,912,642 Class B ordinary shares were converted into Class A ordinary shares.